Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Pinnacle Food Group Limited
Entity Central Index Key	0002032755
Entity File Number	001-42586
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Nov. 16, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	600 837 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2X1
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Shares, $0.00005 par value per share
Trading Symbol	PFAI
Security Exchange Name	NASDAQ
Class A Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,041,580
Class B Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	7,695,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jiulong You
Contact Personnel Email Address	kowloon@pinnaclefoodinc.com
Entity Address, Address Line One	600 837 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2X1
Entity Phone Fax Numbers [Line Items]
City Area Code	604
Local Phone Number	727 7204